Acquisitions - Summary of Total Purchase Price (Detail) - USD ($)	Jul. 19, 2016	Apr. 07, 2016
iMobileMagic - Mobile Experiences LDA [Member]
Business Acquisition [Line Items]
Cash paid at closing	$ 581,000
Common stock	1,737,000
Total purchase price	$ 2,318,000
Birdstep Technology AB [Member]
Business Acquisition [Line Items]
Cash paid at closing		$ 2,883,000
Less: Reimbursement of cash on hand at closing		(883,000)
Total purchase price		$ 2,000,000